SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTINGPOLICIES

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Basis of Financial Statement Presentation– Thecondensed consolidated financial statements include the accounts ofABHD, AbTech, AEWS and ESC. Intercompany accounts and transactionshave been eliminated. The condensed consolidated financialstatements do not include the operations of ABHD prior to the dateof the Merger which are considered to be immaterial to theoperations of AbTech. The equity section of the CondensedConsolidated Balance Sheets and the basic and diluted weightedaverage number of shares outstanding on the Condensed ConsolidatedStatements of Operations represent the actual shares of ABHDoutstanding after the share exchanges that occurred as part of theMerger. The non-controlling interest shown on the CondensedConsolidated Balance Sheet as of June 30, 2012, represents theownership interest in AbTech of the holders of AbTech Series Apreferred stock that elected not to exchange their Series Apreferred shares for common shares of ABHD as allowed by the MergerAgreement.

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The condensed consolidated financial statements for the three andsix month periods ended June 30, 2012 and June 30, 2011 areunaudited and, in the opinion of the Company’s management,include all adjustments necessary for a fair presentation of suchcondensed consolidated financial statements. Such adjustments areof a normal recurring nature.

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Use of Estimates– The preparation of financialstatements in conformity with accounting principles generallyaccepted in the United States of America requires management tomake estimates and assumptions that affect the reported amounts ofassets and liabilities and the disclosures of contingent assets andliabilities at the date of the financial statements, and thereported amounts of revenues and expenses during the reportingperiod. Actual results could differ from these estimates.

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Net Loss Per Share–Basic net loss per share is computed by dividing net lossattributable to common shareholders by the weighted average numberof shares of common stock outstanding during the period. Thecalculation of basic loss per share gives retroactive effect to therecapitalization related to the reverse acquisition of AbTech byABHD. The Company has other potentially dilutive securitiesoutstanding that are not shown in a diluted net loss per sharecalculation because their effect in both 2012 and 2011 would beanti-dilutive. The following chart lists the securities as of June30, 2012, that were not included in the computation of diluted netearnings per share because their effect would have beenantidilutive:

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;	;	Common Shares		;
Options to purchase common stock	;	;	8,073,458	;
Warrantsto purchase common stock	;	;	8,042,964	;
Convertible promissory notes	;	;	12,988,748	;
Convertible preferred stock in AbTech	;	;	6,563,943	;
;	;	;	35,669,113	;

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Recent Accounting Pronouncements– With the exceptionof those discussed below, there have been no recent accountingpronouncements or changes in accounting pronouncements that areexpected to have a material impact on the Company’s condensedconsolidated financial statements.

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In May 2011, the FASB issued authoritative guidance regardingmeasurement of fair value and for disclosing information about fairvalue measurements. Application of the highest and best use andvaluation premise concepts are clarified for use in measuring thefair value of nonfinancial assets and are not relevant whenmeasuring the fair value of financial assets or of liabilities. Newdisclosures should disclose quantitative information about theunobservable inputs used in a fair value measurement that iscategorized within Level 3 of the fair value hierarchy. Thisguidance became effective for the Company for fiscal years andinterim periods within those years beginning in 2012. This guidancehas not had a material effect on the Company’s financialstatements.